Commitments (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Software
Commitments
Commitment to incur capital expenditure related to renovation of office premises	₽ 5,357	₽ 0
Office premises
Commitments
Commitment to incur capital expenditure related to renovation of office premises	₽ 3,013	₽ 9,648